Warrants Liability (Details Narrative) - Warranty Liability Member - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Issuance of common stock of direct offering	2,762,430
Issuance of warrants of direct offering	1,381,215
Proceeds from direct offering	$ 9,999,997
Exercise price of warrants issued	$ 4.26
Warrants Liability		$ 31,338	$ 243,594
Gain on change in fair value		$ 212,256	$ 521,809